Schedule VI	12 Months Ended
Dec. 31, 2016
Schedule VI
Schedule VI [Text Block]

SCHEDULE VI

THE TRAVELERS COMPANIES, INC. AND SUBSIDIARIES

Supplementary Information Concerning Property-Casualty Insurance Operations(1)

2014-2016

(in millions)

							Claims and Claim Adjustment Expenses Incurred Related to:
									Amortization	Paid Claims
Affiliation	Deferred	Claims and	Discount From			Net			of Deferred	and Claim	Net
with	Acquisition	Claim Adjustment	Reserves for	Unearned	Earned	Investment	Current	Prior	Acquisition	Adjustment	Written
Registrant(2)	Costs	Expense Reserves	Unpaid Claims(3)	Premiums	Premiums	Income	Year	Year	Costs	Expenses	Premiums
2016	$1,923	$47,929	$1,083	$12,329	$24,534	$2,302	$15,675	$(680)	$3,985	$14,796	$24,958
2015	$1,849	$48,272	$1,066	$11,971	$23,874	$2,379	$14,471	$(817)	$3,885	$14,474	$24,121
2014	$1,835	$49,824	$1,080	$11,839	$23,713	$2,787	$14,688	$(885)	$3,882	$14,066	$23,904

(1)         Excludes accident and health insurance business.

(2)         Consolidated property-casualty insurance operations.

(3)         For a discussion of types of reserves discounted and discount rates used, see note 7 of notes to the consolidated financial statements.